Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Our CEOs are the principal executive officers (“PEOs”). PEO 1 is Mr. Martin, who was CEO in 2020, 2021, and 2022. PEO 2 is Ms. Lavallee, who was CEO in 2023. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table sets forth information concerning the compensation of our PEOs and other NEOs for each of the fiscal years (“FY”) ended December 31, 2020, 2021, 2022 and 2023 and our financial performance for each such fiscal year:
Fiscal Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(2)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income ($ in Millions)	Company Selected Measure Relative TSR(4)
							Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$0	$0	$8,722,372	$11,013,417	$6,665,517	$8,884,546	$125.97	$133.20	$625.0	100%
2022	$14,676,883	$13,193,735	$0	$0	$4,828,157	$4,745,267	$104.40	$118.77	$510.0	53%
2021	$16,030,105	$19,751,360	$0	$0	$5,439,994	$6,280,117	$111.20	$132.75	$2,126.0	21%
2020	$13,597,008	$12,993,061	$0	$0	$4,581,542	$4,167,899	$97.55	$98.31	($206.0)	64%
(1)	Refer to the Summary Compensation Table as set forth on page 55 of this proxy statement. For each of 2020, 2021, and 2022 and 2023, the NEOs were:
Year	PEO 1	PEO 2	Other NEOs
2023		Heather Lavallee	Donald C. Templin, Rodney O. Martin, Jr., Christine Hurtsellers, Robert Grubka, Kevin Silva
2022	Rodney O. Martin, Jr.		Michael S. Smith, Donald C. Templin, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2021	Rodney O. Martin, Jr.		Michael S. Smith, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2020	Rodney O. Martin, Jr.		Michael S. Smith, Christine Hurtsellers, Charles Nelson, Margaret Parent
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. None of the equity awards held by our NEOs was forfeited during fiscal year 2023; therefore, no amounts are reported for forfeited awards. “Compensation actually paid” does not necessarily represent cash, pension contributions, and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year.

Reconciliation of SCT Total to CAP Total
Fiscal Year	Executives	SCT Total	Subtract Grant Date Fair Value of Stock Awards Reported in SCT	Subtract Aggregate Change in Actuarial Present Value of Accumulated Benefits Under all Defined Benefit Pension Plans from SCT	Add Defined Benefit and Pension Service Cost	Year End Fair Value of New Awards	Change in Fair Value of Outstanding Unvested Awards From Prior FY End to Applicable FY End	Change in Fair Value of Awards that Vested in Applicable Year from Prior FY End to Vesting Date	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)	(vii)	=(i)-(ii)- (iii)+(iv)+(v)+ (vi)+(vii)
2023	PEO	$8,722,372	$5,830,245	$113,898	$28,905	$6,158,229	$1,879,617	$168,438	$11,013,417
	Non- PEO NEOs	$6,665,517	$3,868,555	$73,029	$15,154	$4,086,180	$1,433,925	$625,353	$8,884,546
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
(3)
TSR is determined based on the value of an initial fixed investment of $100 made on December 31, 2019. The TSR peer group consists of the S&P 500 Financials Sector Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

(4)
Our Company-Selected Measure, which is the measure that we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our Company’s performance is Relative TSR, which is consistent with the peer group metric used for our PSUs under our annual Long Term Incentive Program. For illustrative purposes, calculations within this column are based on 1-year measurements (as opposed to the 3-year relative TSR performance period regarding the Company’s PSUs). For purposes of relative TSR, the peer group used in the PSU metric under our annual Long-Term Incentive Program refer to the Comparison Group as set forth on pages 41-42.

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote
(1)	Refer to the Summary Compensation Table as set forth on page 55 of this proxy statement. For each of 2020, 2021, and 2022 and 2023, the NEOs were:
Year	PEO 1	PEO 2	Other NEOs
2023		Heather Lavallee	Donald C. Templin, Rodney O. Martin, Jr., Christine Hurtsellers, Robert Grubka, Kevin Silva
2022	Rodney O. Martin, Jr.		Michael S. Smith, Donald C. Templin, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2021	Rodney O. Martin, Jr.		Michael S. Smith, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2020	Rodney O. Martin, Jr.		Michael S. Smith, Christine Hurtsellers, Charles Nelson, Margaret Parent

Peer Group Issuers, Footnote
(3)
TSR is determined based on the value of an initial fixed investment of $100 made on December 31, 2019. The TSR peer group consists of the S&P 500 Financials Sector Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. None of the equity awards held by our NEOs was forfeited during fiscal year 2023; therefore, no amounts are reported for forfeited awards. “Compensation actually paid” does not necessarily represent cash, pension contributions, and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year.

Reconciliation of SCT Total to CAP Total
Fiscal Year	Executives	SCT Total	Subtract Grant Date Fair Value of Stock Awards Reported in SCT	Subtract Aggregate Change in Actuarial Present Value of Accumulated Benefits Under all Defined Benefit Pension Plans from SCT	Add Defined Benefit and Pension Service Cost	Year End Fair Value of New Awards	Change in Fair Value of Outstanding Unvested Awards From Prior FY End to Applicable FY End	Change in Fair Value of Awards that Vested in Applicable Year from Prior FY End to Vesting Date	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)	(vii)	=(i)-(ii)- (iii)+(iv)+(v)+ (vi)+(vii)
2023	PEO	$8,722,372	$5,830,245	$113,898	$28,905	$6,158,229	$1,879,617	$168,438	$11,013,417
	Non- PEO NEOs	$6,665,517	$3,868,555	$73,029	$15,154	$4,086,180	$1,433,925	$625,353	$8,884,546
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 6,665,517	$ 4,828,157	$ 5,439,994	$ 4,581,542
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,884,546	4,745,267	6,280,117	4,167,899
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. None of the equity awards held by our NEOs was forfeited during fiscal year 2023; therefore, no amounts are reported for forfeited awards. “Compensation actually paid” does not necessarily represent cash, pension contributions, and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year.

Reconciliation of SCT Total to CAP Total
Fiscal Year	Executives	SCT Total	Subtract Grant Date Fair Value of Stock Awards Reported in SCT	Subtract Aggregate Change in Actuarial Present Value of Accumulated Benefits Under all Defined Benefit Pension Plans from SCT	Add Defined Benefit and Pension Service Cost	Year End Fair Value of New Awards	Change in Fair Value of Outstanding Unvested Awards From Prior FY End to Applicable FY End	Change in Fair Value of Awards that Vested in Applicable Year from Prior FY End to Vesting Date	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)	(vii)	=(i)-(ii)- (iii)+(iv)+(v)+ (vi)+(vii)
2023	PEO	$8,722,372	$5,830,245	$113,898	$28,905	$6,158,229	$1,879,617	$168,438	$11,013,417
	Non- PEO NEOs	$6,665,517	$3,868,555	$73,029	$15,154	$4,086,180	$1,433,925	$625,353	$8,884,546
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the TSR performance of our stock price with the TSR performance of the disclosed peer group.

Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with our Company Selected Metric: Relative TSR.
Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the TSR performance of our stock price with the TSR performance of the disclosed peer group.

Tabular List, Table
Narrative to Pay Versus Performance Table
For the fiscal year ended December 31, 2023, there are six important performance measures used to link compensation actually paid to our NEOs to company performance. Our NEO’s target total compensation is heavily weighted towards short and long-term performance with performance goals aligned with our shareholders’ interests. The majority of target compensation was weighted toward long-term equity performance and time-based awards and the financial performance metrics for long-term equity-based incentive awards were Adjusted Operating Return on Equity (ROE), Adjusted Operating Earnings Per Share (EPS) and Relative Total Shareholder Return (TSR). The short-term incentive program’s funding metrics are Adjusted Operating Earnings, Adjusted Operating Return on Allocated Capital as well as Strategic Indicators as a non-financial performance measure with quantitative metrics.
Important Performance Measures
Adjusted Operating Return on Equity
Adjusted Operating Earnings Per Share
Relative Total Shareholder Return
Adjusted Operating Earnings Before Taxes
Adjusted Operating Return on Allocated Capital
Strategic Indicators

Total Shareholder Return Amount	$ 125.97	104.4	111.2	97.55
Peer Group Total Shareholder Return Amount	133.2	118.77	132.75	98.31
Net Income (Loss)	$ 625,000,000	$ 510,000,000	$ 2,126,000,000	$ (206,000,000)
Company Selected Measure Amount	1	0.53	0.21	0.64
PEO Name	Heather Lavallee	Rodney O. Martin, Jr.	Rodney O. Martin, Jr.	Rodney O. Martin, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Non-GAAP Measure Description
(4)
Our Company-Selected Measure, which is the measure that we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our Company’s performance is Relative TSR, which is consistent with the peer group metric used for our PSUs under our annual Long Term Incentive Program. For illustrative purposes, calculations within this column are based on 1-year measurements (as opposed to the 3-year relative TSR performance period regarding the Company’s PSUs). For purposes of relative TSR, the peer group used in the PSU metric under our annual Long-Term Incentive Program refer to the Comparison Group as set forth on pages 41-42.

Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Earnings Before Taxes
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Return on Allocated Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Strategic Indicators
Rodney O. Martin, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 14,676,883	$ 16,030,105	$ 13,597,008
PEO Actually Paid Compensation Amount	0	13,193,735	19,751,360	12,993,061
Heather Lavallee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,722,372	0	0	0
PEO Actually Paid Compensation Amount	$ 11,013,417	$ 0	$ 0	$ 0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Awards, Forfeitures In Period | shares	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,868,555)
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefits Under all Defined Benefit Pension Plans from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,029)
Non-PEO NEO [Member] | Defined Benefit and Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,154
Non-PEO NEO [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,086,180
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Awards From Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,433,925
Non-PEO NEO [Member] | Change in Fair Value of Awards that Vested in Applicable Year from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,353
PEO [Member] | Heather Lavallee [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,830,245)
PEO [Member] | Heather Lavallee [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefits Under all Defined Benefit Pension Plans from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,898)
PEO [Member] | Heather Lavallee [Member] | Defined Benefit and Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,905
PEO [Member] | Heather Lavallee [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,158,229
PEO [Member] | Heather Lavallee [Member] | Change in Fair Value of Outstanding Unvested Awards From Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,879,617
PEO [Member] | Heather Lavallee [Member] | Change in Fair Value of Awards that Vested in Applicable Year from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 168,438